Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Central Index Key	0001057877
Entity Registrant Name	IDACORP, Inc.
Amendment Flag	false
Document Fiscal Period Focus	FY
EBP 006
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Central Index Key	0001057877
Entity Registrant Name	IDACORP, Inc.
Amendment Flag	false
Document Fiscal Period Focus	FY